STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Class A Ordinary Shares [Member]	Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Apr. 15, 2021
Beginning balance, shares at Apr. 15, 2021
Class B ordinary share issued to initial shareholder		$ 288	24,712		25,000
Class B ordinary share issued to initial shareholder, shares		2,875,000
Sale of 2,865,000 Private Placement Warrants			2,865,000		2,865,000
Issuance of 115,000 representative shares	$ 12		1,092,368		1,092,380
Issuance of 115,000 representative shares, shares	115,000
Proceeds allocated to Public Warrants			5,750,000		5,750,000
Excess fair value of Anchor Investors			5,062,500		5,062,500
Offering costs allocated to warrants			(599,740)		(599,740)
Net loss				(231,291)	(231,291)
Ordinary shares subject to redemption			(14,194,840)	(2,839,407)	(17,034,247)
Ending balance, value at Dec. 31, 2021	$ 12	$ 288		(3,070,698)	(3,070,398)
Ending balance, shares at Dec. 31, 2021	115,000	2,875,000
Net loss				(736,161)	(736,161)
Remeasurement of Class A ordinary shares subject to possible redemption				(1,762,710)	(1,762,710)
Ending balance, value at Dec. 31, 2022	$ 12	$ 288		$ (5,569,569)	$ (5,569,269)
Ending balance, shares at Dec. 31, 2022	115,000	2,875,000